Critical Accounting Estimates And Judgments - Additional Information (Details) - CAD ($) $ in Thousands	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2023	Apr. 30, 2022
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	$ 7,687	$ 19,171
Impairment of goodwill	11,161	2,460	$ 0
Oss
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	3,100	3,100
Utrecht
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill	4,600	4,700
Biostrand
Disclosure Of Critical Accounting Estimates And Judgments [Line Items]
Goodwill		11,400
Impairment of goodwill	$ 11,200	$ 2,500